Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.06%
Alabama–5.60%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$2,541,857

Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	290	204,631

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,199,343

Black Belt Energy Gas District (The); Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,420,212

Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	165	159,593

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,558,530

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)	6.90%	10/01/2050	8,750	9,192,864

Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,406,167

Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,204,996

Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	7,882,415

Series 2013 F, Revenue Wts.	7.75%	10/01/2046	20,185	21,227,779

Series 2013 F, Revenue Wts.	7.90%	10/01/2050	20,000	21,033,756

Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,753,449

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,197,504

Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	191,377

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	7,895	7,688,603

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,350,170

Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,048,385

				131,261,631

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(d)	5.88%	12/01/2027	600	660

Arizona–1.71%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	683,299

Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	930,905

Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	1,003,810

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	510,803

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,811,180

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,133,014

Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB(e)	5.00%	05/01/2048	1,100	605,000

Series 2018, RB(e)	5.00%	05/01/2051	1,000	550,000

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	583,777

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,845,301

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	5,062,786

Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	273	261,239

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	82,013

Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	146,225

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	1,400	1,275,854

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	167	167,002

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	390	364,235

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,177,804

Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,754,719

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$1,575	$1,531,540

Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	570,692

Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,047,998

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	800,595

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	179,545

Series 2019, RB	5.25%	07/01/2049	240	210,651

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	725	621,265

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	5,220	5,793,923

Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	107,136

Series 2007, RB	5.00%	12/01/2032	3,000	3,181,509

				39,993,820

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,016,263

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000

				3,496,263

California–10.25%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,671,817

California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,541,832

Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,852,791

Series 2020, GO Bonds	4.00%	03/01/2050	2,600	2,592,341

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,661,468

Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,324,195

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,351,031

Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,204,387

California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	21,910,747

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	10	10,153

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,661,125

Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,377,718

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,450	2,450,229

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	10,000	10,754,082

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,409,421

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,354,847

Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,031,308

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	164	161,091

Series 2019 A-2, RB	4.00%	03/20/2033	7,032	6,995,319

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,489	3,375,512

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2043	4,250	4,365,000

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	830	848,647

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2032	1,450	1,465,249

Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2033	885	894,078

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	183,180

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	$3,165	$3,172,898

Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	19,450,339

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,221,274

Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,192,777

Los Angeles Department of Water & Power Water System Revenue; Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,799,830

Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,606,301

M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,454,671

Series 2009 B, RB	6.50%	11/01/2039	9,820	12,076,560

Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(j)	5.00%	08/01/2042	4,500	2,538,676

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	1,250	1,259,164

Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	1,500	1,510,923

Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2034	850	856,066

Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2033	1,725	1,786,420

Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2034	3,075	3,179,263

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,315,327

Series 2021 A, RB (INS - AGM)(c)	5.00%	07/01/2051	15,000	16,030,761

Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2035	1,880	1,937,486

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,013,808

Series 2020 A, RB	5.00%	10/01/2049	1,000	1,006,744

Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2044	8,990	3,282,381

				240,139,237

Colorado–3.47%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,442,016

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	1,903,060

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	580,391

Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,031,418

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2043	2,000	1,906,379

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,377,047

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,739,455

Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	12,906,729

Series 2022 B, RB	5.25%	11/15/2053	8,000	8,702,902

Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,657,720

E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(c)(h)	0.00%	09/01/2025	125	117,645

Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	7,000	7,347,742

Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,684,732

Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	874	829,494

Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,221,930

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,071	2,001,532

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(a)(b)	5.63%	12/01/2023	710	731,300

Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,586,941

Series 2008, RB	6.50%	11/15/2038	1,920	2,312,534

Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(c)	5.00%	12/01/2047	6,165	6,380,126

Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)(f)	5.00%	12/01/2023	100	100,000

Series 2013, Ref. GO Bonds(a)(b)(f)	5.13%	12/01/2023	250	250,000

Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2050	1,500	1,555,901

				81,366,994

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.85%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2050	$1,100	$977,628

Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,671,428

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,160,419

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(g)	5.13%	10/01/2036	500	60,000

Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	669,730

Mashantucket Western Pequot Tribe; Series 2013, RB(d)	6.05%	07/01/2031	11,260	2,505,364

				20,044,569

District of Columbia–3.13%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(c)	5.00%	02/01/2031	15	15,013

Series 2020 A, RB	4.00%	03/01/2045	4,335	4,258,392

Series 2023 A, RB	5.25%	05/01/2048	5,245	5,815,472

District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	4,260	4,376,357

Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	14,000,191

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,164,142

Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,981,530

Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	25,164,361

Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,499,469

				73,274,927

Florida–6.17%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,684,988

Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	310	295,680

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	125	125,024

Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,992,450

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,427,118

Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,760,317

Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,073,043

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	425,877

Series 2019 A, RB	5.00%	12/15/2054	320	295,490

Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	243,247

Series 2018 A, RB(f)	5.38%	06/15/2048	480	430,956

Chapel Creek Community Development District; Series 2006 A, RB(d)(g)	5.50%	05/01/2038	1,175	787,250

Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(d)(g)(k)	5.50%	05/01/2037	826	470,787

Creekside Community Development District; Series 2006, RB(d)(g)	5.20%	05/01/2038	2,280	1,071,600

Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	9,385	9,390,681

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	80	80,020

Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	156,935

Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	15	15,208

Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	164,604

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	495,099

Series 2018 A, RB(f)	5.75%	07/15/2053	600	551,417

Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	5,000	5,009,375

Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,030	1,030,289

Magnolia Creek Community Development District; Series 2007 A, RB(d)(g)	5.90%	05/01/2039	195	99,600

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	70	70,415

Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,850,403

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(c)(h)	0.00%	10/01/2042	$6,925	$2,951,587

Series 2019 B, RB	4.00%	10/01/2049	17,745	16,946,580

Series 2021, RB	4.00%	10/01/2051	5,000	4,742,791

Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,835,024

Series 2020 A, RB	4.00%	07/01/2050	5,000	4,815,836

Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,195,157

Naturewalk Community Development District; Series 2007 A, RB(d)(g)	5.50%	05/01/2038	335	107,200

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	9,298,151

Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,176,100

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,025,505

Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	385	385,266

Series 2011, RB	5.63%	05/01/2042	1,000	1,000,706

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	634,523

Reunion East Community Development District;
Series 2002 A-2, RB(d)(g)	7.38%	05/01/2033	860	9

Series 2005, RB(d)(g)	5.80%	05/01/2036	810	8

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,004

South Bay Community Development District;
Series 2005 A, RB(d)(g)	5.95%	05/01/2036	1,645	16

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,620	1,607,925

Series 2005 A-2, Ref. RB(d)(g)	6.60%	05/01/2036	1,095	547,500

Series 2005 B-2, Ref. RB(d)(g)	6.60%	05/01/2025	935	467,501

Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	135,365

Series 2020 A, RB(h)	0.00%	09/01/2034	880	538,925

Series 2020 A, RB(h)	0.00%	09/01/2035	750	434,008

Series 2020 A, RB(h)	0.00%	09/01/2036	850	459,879

Series 2020 A, RB(h)	0.00%	09/01/2037	825	415,313

Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	492,361

Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	438,499

Villages of Avignon Community Development District (The); Series 2007 A, RB(d)(g)	5.40%	05/01/2037	250	12,500

Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,400	3,400,299

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,595	1,596,593

Waterstone Community Development District;
Series 2007 A, RB(g)(j)	6.88%	05/01/2037	146	95,271

Series 2007 B, RB(g)(h)	0.00%	11/01/2028	793	501,582

West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	2,770	2,771,407

Series 2005 A-2, RB(d)(g)	5.75%	05/01/2036	2,925	1,696,500

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	390	390,075

Westside Community Development District; Series 2019-2, RB	5.65%	05/01/2037	525	345,369

Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(f)	5.00%	05/01/2043	1,500	1,492,001

Series 2023, RB(f)	5.25%	05/01/2054	1,000	996,934

Zephyr Ridge Community Development District; Series 2006 A, RB(d)(g)	5.63%	05/01/2037	979	489,330

				144,452,473

Georgia–2.48%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,244,440

Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	357,494

Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,899,290

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,848,972

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$1,155	$1,119,210

Series 2018 A, RB	6.00%	12/01/2038	2,260	2,169,464

Series 2018 A, RB	6.25%	12/01/2048	5,565	5,224,817

Series 2018 A, RB	6.50%	12/01/2053	3,205	3,066,853

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,036,464

Series 2019, RB	4.00%	07/01/2049	11,150	10,222,876

Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,054,561

Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,212,214

Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,225,803

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	785,226

Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,038,174

Series 2018 A-1, RB	6.38%	12/01/2053	1,030	866,968

Series 2018 A-2, RB(b)	5.50%	12/01/2028	690	625,666

				57,998,492

Guam–0.17%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,500,101

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,509,296

				4,009,397

Illinois–6.72%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(c)	4.00%	01/01/2042	1,200	1,187,504

Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,530,781

Series 2017 D, RB	5.00%	01/01/2052	3,000	3,037,735

Series 2018 B, RB	5.00%	01/01/2053	10,000	10,188,708

Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,119,723

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(c)(h)	0.00%	12/01/2024	915	878,367

Series 1999 A, GO Bonds (INS - NATL)(c)(h)	0.00%	12/01/2024	1,405	1,348,750

Series 2016, RB	6.00%	04/01/2046	4,300	4,437,028

Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2026	775	802,261

Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2028	2,250	2,368,447

Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2031	1,000	1,040,170

Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2034	1,205	1,247,517

Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,059,596

Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,601

Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,178,963

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,408,683

Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - BAM)(c)	7.13%	06/01/2024	385	386,210

Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	287	282,228

Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(c)	5.00%	03/01/2035	2,000	2,004,517

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	656	615,286

Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	2,310	2,125,686

Series 2023 A, GO Bonds	4.50%	01/01/2054	3,585	2,785,378

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	$ 2,000	$2,002,153

Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,524,979

Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,153,344

Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,721,403

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,919,017

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,170,986

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	790,881

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,322,321

Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,099,541

Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,573,053

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, RB (INS - AGM)(c)	5.50%	12/15/2023	200	200,123

Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,358,854

Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,918,960

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.25%	06/15/2032	2,000	2,007,335

Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2028	2,520	2,642,907

Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2029	1,455	1,538,830

Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	245	258,588

Illinois (State of) Toll Highway Authority;
Series 2020 A, RB	5.00%	01/01/2045	21,090	22,431,349

Series 2021 A, RB	4.00%	01/01/2046	7,785	7,447,363

Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,007,873

Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,100,743

Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,408,950

Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,859	1,860,224

Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,011,934

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	365	342,236

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(c)	5.25%	01/01/2048	5,000	5,193,730

Southwestern Illinois Development Authority; Series 2006, RB(d)	5.63%	11/01/2026	890	667,500

Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	226,619

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	145,684

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	172,662

Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2032	945	1,018,048

Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2033	690	740,745

Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2034	615	658,928

Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,757,945

				157,449,947

Indiana–0.52%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,555	2,876,525

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,658,906

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,730,512

				12,265,943

Iowa–0.94%
Iowa (State of) Finance Authority; Series 2007, RB(d)	5.90%	12/01/2028	400	440

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,779,029

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	7,790,546

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,686,056

Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,322,622

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	75	74,018

PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,266,098

Xenia (City of), IA Rural Water District; Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	1,000	1,061,649

				21,980,458

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.15%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2032	$5,480	$5,664,759

Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2033	11,525	11,871,074

Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2034	5,000	5,125,249

Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,612,366

Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	2,500	2,600,619

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,599,511

Series 2018, RB	5.00%	05/01/2036	1,170	1,244,461

Series 2018, RB	5.00%	05/01/2037	4,605	4,869,893

Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	14,693,749

				50,281,681

Louisiana–1.59%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	3,235

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,569,477

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	335,750

Series 2017, Ref. RB	5.00%	07/01/2033	300	255,000

Series 2017, Ref. RB	5.00%	07/01/2037	345	293,250

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,591,488

Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	15,000	16,092,375

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,248,167

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2043	700	723,942

Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2048	1,280	1,315,605

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,965,565

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,900,491

				37,294,345

Maryland–0.55%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	5,000	4,869,648

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,471,968

Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	5	5,034

Series 2016, Ref. RB	5.00%	06/01/2036	400	406,818

Maryland Economic Development Corp. (University of Maryland College Park); Series 2016, Ref. RB (INS - AGM)(c)	5.00%	06/01/2035	4,530	4,685,100

Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,490	1,490,887

				12,929,455

Massachusetts–1.51%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	20,975,464

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,048,212

Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,587,312

Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	9,732,095

				35,343,083

Michigan–3.05%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(c)	7.50%	07/01/2033	60	60,181

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	150,351

Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,351,943

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan (State of);
Series 2020 B, RB	4.00%	11/15/2045	$10,000	$9,996,842

Series 2021, RB	4.00%	11/15/2046	6,000	5,943,562

Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,080,050

Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	14,557,215

Series 2014, Ref. RB(a)(b)(f)	6.75%	07/01/2024	1,945	1,983,666

Series 2014, Ref. RB(f)	6.75%	07/01/2044	4,055	3,738,319

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,004,485

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,462,512

Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,003,919

Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	1,000	1,008,341

Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2026	895	902,467

Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2027	930	937,177

Series 2015 C, RB	5.00%	07/01/2034	2,200	2,229,760

Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	455	442,333

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	609,132

Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RB(d)	5.85%	08/31/2027	6,074	5,467,503

Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000

Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250

Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	499,993

Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	605,846

Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,230,212

Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,506,288

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,653,962

				71,478,309

Minnesota–0.19%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	832,222

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,334,504

Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	893,450

Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	335	327,824

				4,388,000

Mississippi–0.48%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,254,887

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,056,496

				11,311,383

Missouri–0.98%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	51,786

Series 2007 A, RB(g)	5.75%	05/01/2026	630	555,895

Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	400	390,806

Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	522,074

Series 2015, RB	5.13%	12/15/2050	1,330	1,139,001

Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	351,639

Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	4,305	3,896,001

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	255,361

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(d)(g)	5.75%	03/01/2029	250	145,000

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	$855	$833,356

Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,643,047

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	43,800

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	839,103

St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(e)(g)	6.00%	08/04/2025	481	28,860

Series 2007, RB(g)	5.50%	05/29/2028	661	198,305

St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,282,327

St. Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	108,170

St. Louis (County of), MO (Ludwig Lofts); Series 2008, RB(e)(g)	6.69%	04/21/2029	1,080	183,600

St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(e)(g)	6.00%	08/21/2026	545	54,500

St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(e)(g)	6.00%	08/21/2026	846	101,520

Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330

Series 2007 A, RB(g)	5.50%	01/20/2028	712	270,560

Series 2007 B, RB(e)(g)	5.50%	01/20/2028	466	23,300

Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	1,301,600

Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(d)(g)	5.75%	04/01/2027	320	28,800

				22,964,991

Montana–0.12%
Hardin (City of), MT; Series 2006, RB(e)(g)	6.25%	09/01/2031	11,710	2,810,400

Nebraska–0.75%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,570,534

Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,147,646

Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGM)(c)	4.00%	02/01/2051	6,000	5,844,173

				17,562,353

Nevada–0.57%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	190	190,209

Series 2007 A, RB	5.05%	02/01/2031	245	245,157

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,582,345

Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(c)	5.00%	06/15/2036	5,280	5,675,292

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,786,920

				13,479,923

New Hampshire–0.56%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(c)(h)	0.00%	01/01/2029	305	231,713

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	7,259	6,991,155

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,012	4,755,316

New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	410	363,184

Series 2019 A, RB(f)	5.63%	07/01/2046	230	202,388

Series 2019 A, RB(f)	5.75%	07/01/2054	570	496,614

				13,040,370

New Jersey–7.41%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	262,871

Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	517,271

Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2030	2,000	2,030,057

Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2032	2,000	2,026,478

Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,780,479

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,821,207

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	$3,000	$3,196,221

Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,050,476

Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,716,957

Series 2018 A, RB	5.00%	06/15/2042	3,500	3,633,289

Series 2018 A, RB	5.00%	06/15/2047	735	753,516

Series 2018 C, RB	5.00%	06/15/2031	4,855	5,184,833

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	227,429

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	863	925,005

New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(c)	5.00%	07/01/2029	2,100	2,145,140

New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(c)	5.75%	06/15/2024	11,570	11,710,917

Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	2,955,510

Series 2009 D, RB	5.00%	06/15/2032	5,015	5,060,277

Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,252,295

Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,943,940

Series 2018 A, Ref. RN	5.00%	06/15/2030	945	984,736

Series 2018 A, Ref. RN	5.00%	06/15/2031	880	916,240

Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,618,062

Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,474,278

Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,490,511

New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,109,786

Series 2021 A, RB	4.00%	01/01/2042	2,000	2,004,080

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,711,007

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,682,256

Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,625,606

Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,721,489

Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,616,032

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,246,635

Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,098,513

Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,120,041

Series 2018 B, Ref. RB	5.00%	06/01/2046	10,000	10,027,848

				173,641,288

New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	209,467

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,744,326

				1,953,793

New York–9.29%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,840,626

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,778,164

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	14,507,625

Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,555,552

Series 2019 A, RB	5.00%	11/15/2045	10,065	10,291,170

New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,156,591

New York (City of), NY; Series 2022 A, GO Bonds	5.25%	09/01/2043	10,000	11,128,304

New York (City of), NY Municipal Water Finance Authority; Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,738,016

New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,989,275

Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,864,505

Series 2022, RB	4.00%	02/01/2043	5,000	4,942,084

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	$10,000	$10,276,418

Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,732,243

Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,241,324

Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,893,289

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,927,145

Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,817,867

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,607,694

Series 2019 B, RB	4.00%	01/01/2053	5,000	4,556,457

New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,482,432

New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,887,749

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,263,231

New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,203

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	291,106

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	14,130	13,857,396

Series 2020 A, RB	4.00%	03/15/2049	10,000	9,740,994

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,331,753

Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,459,561

Triborough Bridge & Tunnel Authority; Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,646,722

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2057	5,000	5,419,801

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	4,838,681

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,507,823

				217,637,801

North Carolina–1.07%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,659,478

Series 2022, RB	4.00%	07/01/2047	8,370	8,166,910

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,216,285

				25,042,673

Ohio–2.34%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,350	24,164,868

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	5,095,175

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,357

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,504,702

Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,060,673

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,816

Series 2004, RB	6.40%	02/15/2034	5,860	5,693,034

Greene (County of), OH (Marauder Development LLC at Central State University); Series 2002 A, RB (INS - BAM)(c)	5.50%	09/01/2027	640	640,085

Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,644,032

Ohio (State of); Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,013,846

Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,305,618

Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	956,101

				54,809,307

Oklahoma–0.14%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,228,347

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–0.09%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	$1,540	$1,186,338

Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	824,091

				2,010,429

Pennsylvania–6.61%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,957,041

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(c)	5.00%	08/01/2033	5,000	5,115,412

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,963,926

Series 2019, RB	4.00%	12/01/2049	1,350	1,294,412

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,334,275

Series 2018, RB	5.00%	06/01/2032	3,000	3,198,548

Series 2018, RB	5.00%	06/01/2033	2,000	2,131,009

Series 2018, RB	5.00%	06/01/2034	1,760	1,872,905

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,436,780

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,321,194

Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,384,037

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,655,804

Pennsylvania (Commonwealth of);
First Series 2013-1, GO Bonds	4.00%	04/01/2032	5,000	5,002,042

First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,865,233

First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,741,175

First Series 2018-1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	4,175	4,244,365

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	5,000	5,221,953

Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	5,000	5,221,953

Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,060,871

Series 2009 E, RB	6.38%	12/01/2038	1,500	1,647,984

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,492,743

Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,145,981

Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,223,235

Series 2019 A, RB	5.00%	12/01/2044	7,750	8,110,532

Series 2020 B, RB	5.00%	12/01/2045	5,000	5,291,799

Series 2021 A, RB	4.00%	12/01/2050	2,000	1,877,948

Series 2021 B, RB	4.00%	12/01/2051	8,500	8,032,413

Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,397,554

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,039,989

Series 2017 A, RB	5.00%	10/01/2047	10,000	10,252,333

Series 2021 C, RB	5.00%	10/01/2046	5,000	5,299,115

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,192,688

Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,035,238

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,053,518

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	280	293,141

Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	255	265,137

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2029	1,000	1,062,985

Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2030	1,305	1,384,969

Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2032	890	948,015

Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2033	710	754,972

				154,825,224

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–4.24%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	$ 5,615	$147,394

PRHTA Custodial Trust; Series 2022 I, RB(d)	5.00%	12/06/2049	13	3,494

PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	731	422,442

Series 2005 A, RB	0.00%	03/15/2049	645	372,951

Series 2022, RB	0.00%	03/15/2049	6,997	2,765,576

Series 2022, RB	0.00%	03/15/2049	6,362	2,693,223

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	595	580,986

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	2,866,013

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,137,681

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,210,725

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,963	4,195,130

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,147,955

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,415,051

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,009,116

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,523,067

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,608,635

Subseries 2022, RN	0.00%	11/01/2043	17,140	8,934,056

Subseries 2022, RN	0.00%	11/01/2051	44	17,591

Subseries 2022, RN	0.00%	11/01/2051	2,021	1,060,804

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	260	260,043

Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	4,000	4,001,332

Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2025	1,690	1,676,513

Series 2008 WW, RB(d)	5.25%	07/01/2025	1,985	501,213

Series 2010 AAA, RB(d)	5.25%	07/01/2028	2,830	714,575

Series 2010 CCC, RB(d)	5.00%	07/01/2028	2,500	631,250

Series 2010 XX, RB(d)	5.25%	07/01/2040	1,670	421,675

Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2025	405	102,263

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	329	325,563

Series 2022 B, RB(h)	0.00%	07/01/2032	214	138,628

Series 2022 C, RB(j)	5.00%	07/01/2053	366	236,704

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	10,172,442

Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	6,870,986

Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,324,608

Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,277,151

Series 2019 A-2, RB	4.54%	07/01/2053	387	353,674

Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,872,359

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,282,586

Series 2006 P, Ref. RB	5.00%	06/01/2030	900	867,139

Series 2006 Q, RB	5.00%	06/01/2036	150	142,119

				99,284,713

Rhode Island–0.29%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(d)(k)	7.25%	07/15/2035	4,915	1,966,000

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,041

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,712,243

				6,698,284

South Carolina–0.20%
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,749,202

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–1.11%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	$225	$218,961

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	412,475

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	347,157

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	458,861

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,092,450

Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,120,166

Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,099,504

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	201,313

Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,174,250

Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,716,634

Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,193,023

				26,034,794

Texas–10.73%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(c)	4.50%	08/15/2033	5	5,002

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	828,005

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,356,588

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	5,000	4,712,244

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,599,325

Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,599,325

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,100,042

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	11,051,572

Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	5,000	4,721,770

Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,705,079

Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(c)	5.25%	10/01/2048	10,750	11,571,944

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(l)	2.10%	11/01/2041	20,000	20,000,000

Harris (County of), TX Flood Control District (Sustainability Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,784,441

Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,147,711

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,475,668

Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,886,808

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,285,714

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,486,535

Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	11,047,774

Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,987,634

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,644,012

Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,755,743

New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(f)	5.00%	08/15/2039	425	402,387

Series 2019, RB(f)	5.00%	08/15/2049	150	133,145

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB (Acquired 05/05/2016; Cost $145,528)(k)	5.00%	07/01/2031	140	95,900

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB (Acquired 05/05/2016; Cost $718,216)(k)	5.00%	07/02/2046	700	479,500

Series 2016, RB (Acquired 05/05/2016; Cost $613,393)(k)	5.00%	07/03/2051	600	411,000

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	370,418

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	250	251,338

Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	850	852,219

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,042,286

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(c)	5.00%	01/01/2043	10,000	10,293,478

Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,223,721

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$5,000	$4,793,062

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	5,000	5,519,787

Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,753,539

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,942,415

Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	10,000	9,625,684

Series 2022, RB	5.00%	10/15/2047	16,350	17,751,362

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,581,330

Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,170,152

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,883,540

				251,329,199

Utah–0.07%
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	735,315

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	980,445

				1,715,760

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032	1,400	1,400,762

Virginia–0.31%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(d)(g)	6.75%	03/01/2034	302	196,300

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,344,803

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	676,232

				7,217,335

Washington–0.75%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	44,695

Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,394,184

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,366	1,305,808

Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,509,973

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,313,592

				17,568,252

Wisconsin–1.61%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(c)(h)	0.00%	12/15/2055	23,575	5,130,314

Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,168,236

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,826,704

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2036	900	949,418

Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2054	1,275	1,291,149

Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	1,400	1,417,732

Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	320	320,147

Series 2012 A, RB	6.00%	07/15/2042	350	350,130

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	287,225

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	$535	$445,180

Series 2019 A, RB(f)	5.50%	06/01/2054	540	437,336

				37,623,571

TOTAL INVESTMENTS IN SECURITIES(m)–101.06% (Cost $2,411,006,162)				2,367,389,838

FLOATING RATE NOTE OBLIGATIONS–(2.94)%
Notes with interest and fee rates ranging from 3.82% to 3.90% at 11/30/2023 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2050(n)				(68,795,000)

OTHER ASSETS LESS LIABILITIES–1.88%				43,942,946

NET ASSETS–100.00%				$2,342,537,784

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $19,161,838, which represented less than 1% of the Fund’s Net Assets.

(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $43,217,812, which represented 1.84% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at November 30, 2023 was $3,423,187, which represented less than 1% of the Fund’s Net Assets.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $122,604,056 are held by TOB Trusts and serve as collateral for the $68,795,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,351,518,823	$15,871,015	$2,367,389,838

Other Investments - Assets

Investments Matured	–	2,228,550	2,489,229	4,717,779

Total Investments	$–	$2,353,747,373	$18,360,244	$2,372,107,617

                             Invesco AMT-Free Municipal Income Fund